Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	12,668,467
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 6 months
Outstanding Options, Weighted-Average Exercise Price	$ 32.15
Exercisable Options, Shares | shares	9,647,937
Exercisable Options, Weighted-Average Exercise Price	$ 27.87
Exercise Price Range $11.02-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	11.02
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares | shares	1,562,979
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.95
Exercisable Options, Shares | shares	1,562,979
Exercisable Options, Weighted-Average Exercise Price	$ 11.95
Exercise Price Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares | shares	1,363,504
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 23.85
Exercisable Options, Shares | shares	1,363,504
Exercisable Options, Weighted-Average Exercise Price	$ 23.85
Exercise Price Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	3,661,570
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price	$ 28.21
Exercisable Options, Shares | shares	3,661,570
Exercisable Options, Weighted-Average Exercise Price	$ 28.21
Exercise Price Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	1,519,505
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.37
Exercisable Options, Shares | shares	1,519,505
Exercisable Options, Weighted-Average Exercise Price	$ 33.37
Exercise Price Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	1,534,333
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	8 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.49
Exercisable Options, Shares | shares	355,492
Exercisable Options, Weighted-Average Exercise Price	$ 39.49
Exercise Price Range $40.01-$45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 45.00
Outstanding Options, Shares | shares	1,971,691
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	6 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.33
Exercisable Options, Shares | shares	1,184,802
Exercisable Options, Weighted-Average Exercise Price	$ 41.92
Exercise Price Range $50.01-$55.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	50.01
Upper range limit of Exercise Prices	$ 55.01
Outstanding Options, Shares | shares	1,054,885
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	9 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 54.97
Exercisable Options, Shares | shares	85
Exercisable Options, Weighted-Average Exercise Price	$ 55.01